Related Party Transactions - Additional information (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 09, 2021	Feb. 04, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020
Management Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses					$ 1,431,000	$ 355,000	$ 742,000	$ 308,000
ALTIMAR ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Repayment of promissory note—related party					94,890
Affiliate
Related Party Transaction [Line Items]
Related party transaction purchases from related party					6,200,000	$ 4,434,000	6,438,000	$ 1,092,000
Affiliate | ALTIMAR ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Administrative expenses - related party		$ 10,000	$ 10,000
Related Party Loans | ALTIMAR ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Maximum loans converted into warrants			$ 2,000,000	$ 2,000,000	$ 2,000,000		$ 2,000,000
Exercise price of warrants (in dollars per share)			$ 1.00	$ 1.00	$ 1.00		$ 1.00
Amounts outstanding under the working capital loans			$ 0	$ 0	$ 0		$ 0
Administrative Support Agreement | ALTIMAR ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Transaction amount				30,000	80,000
Due to related parties				$ 10,000	$ 10,000
Sponsor | Promissory Note | ALTIMAR ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Principal amount									$ 300,000
Interest rate									0.00%
Repayment of promissory note—related party	$ 94,890		$ 5,000